SEGMENT INFORMATION - Sales by Product and Service Offering (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 3,064.9	$ 3,259.7	$ 4,431.2	$ 4,285.6	$ 3,879.4
Critical infrastructure & solutions
Segment Reporting Information [Line Items]
Revenue	$ 1,678.1	$ 1,820.4	2,632.6	2,451.8	2,136.5
Service & software solutions
Segment Reporting Information [Line Items]
Revenue			1,298.9	1,276.1	1,215.9
I.T. & Edge infrastructure
Segment Reporting Information [Line Items]
Revenue			$ 499.7	$ 557.7	$ 527.0